UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    DSC Advisors L.P.
Address: 900 North Michigan Avenue
         Suite 1900
         Chicago, Illinois  60611

13F File Number:  28-11157

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Andrew Bluhm
Title:     Manager of the General Partner
Phone:     312.915.2485

Signature, Place, and Date of Signing:

     Andrew Bluhm     Chicago, Illinois     February 14, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     27

Form13F Information Table Value Total:     $100,589 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AETNA INC NEW                  COM              00817Y108     3051   100000 SH       SOLE                   100000
APPLE INC                      COM              037833100     3763      500 SH  CALL SOLE                      500
BAXTER INTL INC                COM              071813109     1140     2000 SH  CALL SOLE                     2000
BROOKDALE SR LIVING INC        COM              112463104    10705   500000 SH       SOLE                   500000
CAPITALSOURCE INC              COM              14055X102     8875  1250000 SH       SOLE                  1250000
CITIGROUP INC                  COM              172967101     1180    20000 SH  CALL SOLE                    20000
CVS CAREMARK CORPORATION       COM              126650100     3477   100000 SH       SOLE                   100000
CVS CAREMARK CORPORATION       COM              126650100     1995     3000 SH  CALL SOLE                     3000
GENERAL MTRS CO                COM              37045V100     7372   200000 SH       SOLE                   200000
GOOGLE INC                     CL A             38259P508     3495      500 SH  CALL SOLE                      500
HARRIS CORP DEL                COM              413875105     6795   150000 SH       SOLE                   150000
HASBRO INC                     COM              418056107     6605   140000 SH       SOLE                   140000
HUMANA INC                     COM              444859102     4106    75000 SH       SOLE                    75000
ISHARES INC                    MSCI BRAZIL      464286400      154      600 SH  CALL SOLE                      600
ISHARES INC                    MSCI BRAZIL      464286400     2786    36000 SH       SOLE                    36000
ISHARES TR                     MSCI EAFE IDX    464287465      965    10000 SH  PUT  SOLE                    10000
ISHARES TR                     RUSSELL 2000     464287655     3410    25000 SH  PUT  SOLE                    25000
JINGWEI INTL LTD               WARRANTS         47759G108        5    30000 SH       SOLE                    30000
JPMORGAN CHASE & CO            COM              46625H100     1600     2000 SH  CALL SOLE                     2000
M & F WORLDWIDE CORP           COM              552541104     5582   241640 SH       SOLE                   241640
MCKESSON CORP                  COM              58155Q103     3519    50000 SH       SOLE                    50000
MEDIACOM COMMUNICATIONS CORP   CL A             58446K105      846   100000 SH       SOLE                   100000
SAVIENT PHARMACEUTICALS INC    COM              80517Q100      557    50000 SH       SOLE                    50000
SELECT SECTOR SPDR TR          SBI INT-FINL     81369Y605      260    60000 SH  PUT  SOLE                    60000
UNION PAC CORP                 COM              907818108     9266   100000 SH       SOLE                   100000
VANGUARD INTL EQUITY INDEX F   EMR MKT ETF      922042858     4815   100000 SH       SOLE                   100000
WELLPOINT INC                  COM              94973V107     4265    75000 SH       SOLE                    75000